Related parties - Significant loan transactions with related parties (Details) - Nomura investment property trust No.19 ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Related parties - Significant loan transactions with related parties [Line Items]
Beginning	₩ 0
Loan	12,000
Other	(34) [1]
Ending	₩ 11,966

[1]	The effect of changes in allowance for doubtful accounts is included.